INCOME TAXES - Deferred Tax Assets (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Recognized deferred tax assets	$ 7,055	$ 5,837
Deferred tax liabilities	2,684	2,529
Tax losses carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross amount	110,855	96,648
Tax credits and other tax benefits carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross amount	1,803	1,807
Other temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross amount	17,417	17,946
Temporary differences associated with investments in subsidiaries, branches and associates and interests in joint arrangements for which deferred tax liabilities have not been recognised	875
Temporary Differences Related To Investments In Subsidiaries, Associates And Joint Ventures
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	59	58
Before Offset Amount
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	33,325	32,282
Recognized deferred tax assets	12,365	11,758
Unrecognized deferred tax assets	20,960	20,524
Deferred tax liabilities	7,994	8,450
Before Offset Amount | Tax losses carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	28,313	25,735
Recognized deferred tax assets	9,275	7,906
Unrecognized deferred tax assets	19,038	17,829
Deferred tax liabilities	0	0
Before Offset Amount | Tax credits and other tax benefits carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	1,034	1,107
Recognized deferred tax assets	233	270
Unrecognized deferred tax assets	801	837
Deferred tax liabilities	0	0
Before Offset Amount | Other temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	3,978	5,440
Recognized deferred tax assets	2,857	3,582
Unrecognized deferred tax assets	$ 1,121	$ 1,858